Consolidated Statement of Operations - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Revenue	$ 31,138,000	$ 8,423,000		$ 42,094,000	$ 12,563,000
Operating costs and expenses:
Cost of revenue (excluding depreciation and amortization)	1,717,000	541,000		3,296,000	1,244,000
General and administrative			$ 51,450
Selling, general and administrative (excluding depreciation and amortization)	13,625,000	793,000		16,283,000	1,567,000
Depreciation and amortization	18,145,000	2,509,000		22,868,000	3,880,000
Colocation lease cost	10,555,000	1,562,000		15,222,000	2,372,000
Total operating costs and expenses	44,042,000	5,405,000		57,669,000	9,063,000
(Loss) income from operations	(12,904,000)	3,018,000	(51,450)	(15,575,000)	3,500,000
Other (expense) income:
Loss on sale of equipment					(195,000)
Interest expense	(5,051,000)	(454,000)		(6,448,000)	(663,000)
Loss in fair value of digital asset receivable		(35,000)		(3,000)	(96,000)
Loss on extinguishment of debt	(1,351,000)			(1,351,000)
Other income (expense), net		1,000		(47,000)	5,000
Total other expenses, net	(6,402,000)	(488,000)		(7,849,000)	(949,000)
Net (loss) income before income taxes	(19,306,000)	2,530,000		(23,424,000)	2,551,000
Provision for income taxes	(55,741,000)			(55,741,000)
Net (loss) income	(75,047,000)	2,530,000	$ (51,450)	(79,165,000)	2,551,000
Basic:
Weighted-average shares outstanding, basic			1
Diluted:
Weighted-average shares outstanding, diluted			1
Basic:
Net (loss) income per share, basic			$ (51,450.00)
Diluted:
Net (loss) income per share, diluted			$ (51,450.00)
Common Class A [Member]
Other (expense) income:
Net loss attributable to Class A unit holders - basic	(25,830,000)			(17,471,000)
Net loss attributable to Class A unit holders - dilutive	$ (75,047,000)	$ 2,530,000		$ (79,165,000)	$ 2,551,000
Basic:
Weighted-average shares outstanding, basic	15,499,251			8,363,328
Diluted:
Weighted-average shares outstanding, diluted	45,032,269	42,083,748		37,896,346	42,069,562
Basic:
Net (loss) income per share, basic	$ (1.67)			$ (2.09)
Diluted:
Net (loss) income per share, diluted	$ (1.67)	$ 0.06		$ (2.09)	$ 0.06
Common Class B [Member]
Other (expense) income:
Net loss attributable to Class A unit holders - basic	$ (49,217,000)	$ 2,530,000		$ (61,694,000)	$ 2,551,000
Basic:
Weighted-average shares outstanding, basic	29,533,018	29,533,018		29,533,018	29,533,018
Basic:
Net (loss) income per share, basic	$ (1.67)	$ 0.09		$ (2.09)	$ 0.09
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenue						$ 26,887,000	$ 7,935,000
Operating costs and expenses:
Cost of revenue (excluding depreciation and amortization)						3,891,000	1,930,000
Selling, general and administrative (excluding depreciation and amortization)						18,269,000	1,745,000
Depreciation and amortization						10,536,000	2,534,000
Colocation lease cost						5,244,000	1,795,000
Total operating costs and expenses						37,940,000	8,004,000
(Loss) income from operations						(11,053,000)	(69,000)
Other (expense) income:
Loss on sale of equipment						(195,000)	54,000
Interest expense						(2,013,000)	(206,000)
Loss in fair value of digital asset receivable						(70,000)
Loss in change in fair value of liability-classified warrants						(2,992,000)
Other income, net						49,000	9,000
Total other expenses, net						(5,221,000)	(143,000)
Net (loss) income						(16,274,000)	(212,000)
Net loss attributable to Class A unit holders - basic						(16,274,000)	(212,000.00)
Net loss attributable to Class A unit holders - dilutive						$ (16,274,000)	$ (212,000.00)
Basic:
Weighted-average shares outstanding, basic						8,500	8,500
Diluted:
Weighted-average shares outstanding, diluted						8,500	8,500
Basic:
Net (loss) income per share, basic						$ (1,914.59)	$ (24.94)
Diluted:
Net (loss) income per share, diluted						$ (1,914.59)	$ (24.94)